Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net
6.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2012	December 31, 2013

Costs:
Customer base	1,638	1,638
Technology	1,151	1,151
Non-competence agreements	1,197	1,197
Exchange differences	109	227

	4,095	4,213

Accumulated amortization:
Customer base	(867)	(1,231)
Technology	(590)	(1,012)
Non-competence agreements	(263)	(451)

	(1,720)	(2,694)

Net carrying amount:
Customer base	771	407
Technology	561	139
Non-competence agreements	934	746
Exchange differences	109	227

	2,375	1,519

The amortization expenses for acquired intangible assets for the years ended December 31, 2011, 2012 and 2013 were US$665, US$1,043 and US$911, respectively. The Group expects to record amortization expenses of US$649, US$335, US$254, US$185 and US$96 for the next five years through December 31, 2018, respectively. No impairment loss has been recorded by the Group.